Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Uncertain tax positions	$ 85	$ 79
Accrued expenses	81	110
Employee withheld taxes, social security and vacation payments	46	47
Lease liabilities	35	68
Contract liabilities	35	31	$ 29
Taxes payable	27	27
Accrued interest expense	0	10
Other liabilities	35	33
Total Other Liabilities	$ 344	$ 405
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total Other Liabilities	Total Other Liabilities